45. COMPENSATION PLANS (Tables)	12 Months Ended
Dec. 31, 2017
Compensation Plans Tables
Opportunities Assignment Agreement Expiration dates and exercise prices of purchase options
Expiration	Price of the year (U$S)	Stock Options
04.26.2024	0.27	111,500,000
04.26.2024	0.27	150,000,000
04.26.2024	0.27	120,048,564

Warrants activity related to Opportunities Assignment Agreement
	12.31.2015
	Stock options	Average price of the year in US$
At the beginning	381,548,564	0.27
Executed	(381,548,564)	0.27
At the end	-	-